Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1],[2]	$ 9,211	$ 10,173	$ 8,301	$ 11,065
Interest-bearing deposits with financial institutions		58,038	80,139
Total	[2],[3]	$ 67,249	$ 90,312

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).
[2]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Net of allowances of $6 (October 31, 2023 – $7).